Consolidated Balance Sheets - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 5,729,691	$ 12,299,740	$ 45,951,233
Prepaid expenses and other current assets	2,903,468	2,932,731	3,228,191
Total Current Assets	8,633,159	15,232,471	49,179,424
Property and equipment, net	933,701	978,614	928,821
Intangible assets, net	361,059	378,529	448,412
Operating lease right-of-use assets	3,931,083	4,665,515	5,445,744
Other long-term assets	579,960	623,239	273,523
Total Assets	14,438,962	21,878,368	56,275,924
Current liabilities
Accounts payable and accrued liabilities	4,802,456	4,208,222	5,561,645
Accrued compensation related	468,618	376,977	320,655
Operating lease liabilities	978,570	1,111,571	845,483
Note payable	659,870	936,558	1,234,133
Total Current Liabilities	6,909,514	6,633,328	7,961,916
Operating lease liabilities, net of current portion	3,513,897	4,126,636	5,238,207
Liability under co-promotion agreement - related party	5,000,000	5,000,000	5,000,000
Total Liabilities	15,423,411	15,759,964	18,200,123
Commitments and Contingencies (Note 8)
Stockholders’ Equity (Deficit)
Common stock authorized – 4,545,455 common shares with a par value of $0.0001 as of October 31, 2022 and July 31, 2022, common stock issued and outstanding – 1,790,741 and 1,790,051 common shares as of October 31, 2022 and July 31, 2022, respectively	179	179	178
Additional paid-in capital	288,767,020	288,236,945	286,341,029
Warrants issued and outstanding – 75,897 and 77,554 warrants as of October 31, 2022 and July 31, 2022, respectively	3,368,509	3,591,734	3,591,734
Accumulated other comprehensive income	898,906	247,211	(79,109)
Accumulated deficit	(294,019,063)	(285,957,665)	(251,778,031)
Total Stockholders’ Equity (Deficit)	(984,449)	6,118,404	38,075,801
Total Liabilities and Stockholders’ Equity (Deficit)	$ 14,438,962	$ 21,878,368	$ 56,275,924